Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2016-C34
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLCssss
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	Prime Finance CMBS B-Piece Holdco I, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000DBA8	1.423000%	33,179,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000DBB6	2.603000%	100,629,000.00	66,274,447.36	203,984.46	143,760.32	0.00	0.00	347,744.78	66,070,462.90	32.95%	30.00%
A-3	95000DBC4	2.834000%	115,000,000.00	115,000,000.00	0.00	271,591.67	0.00	0.00	271,591.67	115,000,000.00	32.95%	30.00%
A-4	95000DBD2	3.096000%	172,158,000.00	172,158,000.00	0.00	444,167.64	0.00	0.00	444,167.64	172,158,000.00	32.95%	30.00%
A-SB	95000DBE0	2.911000%	45,985,000.00	42,181,599.53	742,915.13	102,325.53	0.00	0.00	845,240.66	41,438,684.40	32.95%	30.00%
A-3FX	95000DAJ0	2.834000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	95000DAG6	1.125880%	25,000,000.00	25,000,000.00	0.00	24,237.69	0.00	0.00	24,237.69	25,000,000.00	32.95%	30.00%
A-S	95000DBF7	3.484000%	35,139,000.00	35,139,000.00	0.00	102,020.23	0.00	0.00	102,020.23	35,139,000.00	27.34%	25.00%
B	95000DBJ9	4.089000%	36,018,000.00	36,018,000.00	0.00	122,731.33	0.00	0.00	122,731.33	36,018,000.00	21.58%	19.88%
C	95000DBK6	5.219933%	36,896,000.00	36,896,000.00	0.00	160,495.55	0.00	0.00	160,495.55	36,896,000.00	15.69%	14.63%
D	95000DAL5	5.219933%	41,289,000.00	41,289,000.00	0.00	179,604.86	0.00	0.00	179,604.86	41,289,000.00	9.09%	8.75%
E	95000DAN1	3.000000%	20,205,000.00	20,205,000.00	0.00	21,030.91	0.00	0.00	21,030.91	20,205,000.00	5.86%	5.88%
F*	95000DAQ4	3.000000%	7,907,000.00	7,907,000.00	0.00	0.00	0.00	0.00	0.00	7,907,000.00	4.60%	4.75%
G	95000DAS0	3.000000%	12,298,000.00	12,298,000.00	0.00	0.00	0.00	0.00	0.00	12,298,000.00	2.64%	3.00%
H	95000DAU5	3.000000%	21,084,500.00	16,505,334.39	0.00	0.00	0.00	0.00	0.00	16,505,334.39	0.00%	0.00%
R	95000DAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,787,501.01	626,871,381.28	946,899.59	1,571,965.73	0.00	0.00	2,518,865.32	625,924,481.69

Notional Certificates
X-A	95000DBG5	2.263314%	527,090,000.00	455,753,046.89	0.00	859,593.43	0.00	0.00	859,593.43	454,806,147.30
X-B	95000DBH3	1.130933%	36,018,000.00	36,018,000.00	0.00	33,944.97	0.00	0.00	33,944.97	36,018,000.00
X-E	95000DAA9	2.219933%	20,205,000.00	20,205,000.00	0.00	37,378.13	0.00	0.00	37,378.13	20,205,000.00
X-FG	95000DAC5	2.219933%	20,205,000.00	20,205,000.00	0.00	37,378.13	0.00	0.00	37,378.13	20,205,000.00
X-H	95000DAE1	2.219933%	21,084,500.00	16,505,334.39	0.00	30,533.95	0.00	0.00	30,533.95	16,505,334.39
Notional SubTotal			624,602,500.00	548,686,381.28	0.00	998,828.61	0.00	0.00	998,828.61	547,739,481.69

Deal Distribution Total					946,899.59	2,570,794.34	0.00	0.00	3,517,693.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000DBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000DBB6	658.60186785	2.02709418	1.42861720	0.00000000	0.00000000	0.00000000	0.00000000	3.45571138	656.57477367
A-3	95000DBC4	1,000.00000000	0.00000000	2.36166670	0.00000000	0.00000000	0.00000000	0.00000000	2.36166670	1,000.00000000
A-4	95000DBD2	1,000.00000000	0.00000000	2.58000000	0.00000000	0.00000000	0.00000000	0.00000000	2.58000000	1,000.00000000
A-SB	95000DBE0	917.29041057	16.15559704	2.22519365	0.00000000	0.00000000	0.00000000	0.00000000	18.38079069	901.13481353
A-3FX	95000DAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	95000DAG6	1,000.00000000	0.00000000	0.96950760	0.00000000	0.00000000	0.00000000	0.00000000	0.96950760	1,000.00000000
A-S	95000DBF7	1,000.00000000	0.00000000	2.90333333	0.00000000	0.00000000	0.00000000	0.00000000	2.90333333	1,000.00000000
B	95000DBJ9	1,000.00000000	0.00000000	3.40749986	0.00000000	0.00000000	0.00000000	0.00000000	3.40749986	1,000.00000000
C	95000DBK6	1,000.00000000	0.00000000	4.34994444	0.00000000	0.00000000	0.00000000	0.00000000	4.34994444	1,000.00000000
D	95000DAL5	1,000.00000000	0.00000000	4.34994454	0.00000000	0.00000000	0.00000000	0.00000000	4.34994454	1,000.00000000
E	95000DAN1	1,000.00000000	0.00000000	1.04087652	1.45912348	12.41208265	0.00000000	0.00000000	1.04087652	1,000.00000000
F	95000DAQ4	1,000.00000000	0.00000000	0.00000000	2.50000000	64.41143544	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000DAS0	1,000.00000000	0.00000000	0.00000000	2.50000000	64.41143682	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000DAU5	782.81839218	0.00000000	0.00000000	1.95704617	84.64595366	0.00000000	0.00000000	0.00000000	782.81839218
R	95000DAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000DBG5	864.65887588	0.00000000	1.63082857	0.00000000	0.00000000	0.00000000	0.00000000	1.63082857	862.86240927
X-B	95000DBH3	1,000.00000000	0.00000000	0.94244461	0.00000000	0.00000000	0.00000000	0.00000000	0.94244461	1,000.00000000
X-E	95000DAA9	1,000.00000000	0.00000000	1.84994457	0.00000000	0.00000000	0.00000000	0.00000000	1.84994457	1,000.00000000
X-FG	95000DAC5	1,000.00000000	0.00000000	1.84994457	0.00000000	0.00000000	0.00000000	0.00000000	1.84994457	1,000.00000000
X-H	95000DAE1	782.81839218	0.00000000	1.44817046	0.00000000	0.00000000	0.00000000	0.00000000	1.44817046	782.81839218

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	143,760.32	0.00	143,760.32	0.00	0.00	0.00	143,760.32	0.00
A-3	10/01/21 - 10/30/21	30	0.00	271,591.67	0.00	271,591.67	0.00	0.00	0.00	271,591.67	0.00
A-4	10/01/21 - 10/30/21	30	0.00	444,167.64	0.00	444,167.64	0.00	0.00	0.00	444,167.64	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	102,325.53	0.00	102,325.53	0.00	0.00	0.00	102,325.53	0.00
X-A	10/01/21 - 10/30/21	30	0.00	859,593.43	0.00	859,593.43	0.00	0.00	0.00	859,593.43	0.00
X-B	10/01/21 - 10/30/21	30	0.00	33,944.97	0.00	33,944.97	0.00	0.00	0.00	33,944.97	0.00
X-E	10/01/21 - 10/30/21	30	0.00	37,378.13	0.00	37,378.13	0.00	0.00	0.00	37,378.13	0.00
X-FG	10/01/21 - 10/30/21	30	0.00	37,378.13	0.00	37,378.13	0.00	0.00	0.00	37,378.13	0.00
X-H	10/01/21 - 10/30/21	30	0.00	30,533.95	0.00	30,533.95	0.00	0.00	0.00	30,533.95	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	10/18/21 - 11/17/21	31	0.00	24,237.69	0.00	24,237.69	0.00	0.00	0.00	24,237.69	0.00
A-S	10/01/21 - 10/30/21	30	0.00	102,020.23	0.00	102,020.23	0.00	0.00	0.00	102,020.23	0.00
B	10/01/21 - 10/30/21	30	0.00	122,731.33	0.00	122,731.33	0.00	0.00	0.00	122,731.33	0.00
C	10/01/21 - 10/30/21	30	0.00	160,495.55	0.00	160,495.55	0.00	0.00	0.00	160,495.55	0.00
D	10/01/21 - 10/30/21	30	0.00	179,604.86	0.00	179,604.86	0.00	0.00	0.00	179,604.86	0.00
E	10/01/21 - 10/30/21	30	220,752.65	50,512.50	0.00	50,512.50	29,481.59	0.00	0.00	21,030.91	250,786.13
F	10/01/21 - 10/30/21	30	488,312.94	19,767.50	0.00	19,767.50	19,767.50	0.00	0.00	0.00	509,301.22
G	10/01/21 - 10/30/21	30	759,488.13	30,745.00	0.00	30,745.00	30,745.00	0.00	0.00	0.00	792,131.85
H	10/01/21 - 10/30/21	30	1,739,106.51	41,263.34	0.00	41,263.34	41,263.34	0.00	0.00	0.00	1,784,717.61
Totals			3,207,660.23	2,692,051.77	0.00	2,692,051.77	121,257.43	0.00	0.00	2,570,794.34	3,336,936.81

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,517,693.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,738,884.68	Master Servicing Fee	4,931.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,432.33
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	269.90
ARD Interest	0.00	Operating Advisor Fee	1,753.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	431.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,738,884.68	Total Fees	12,028.90

Principal		Expenses/Reimbursements
Scheduled Principal	821,208.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	77,290.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,184.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,338.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	125,690.87	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	444.00
Total Principal Collected	946,899.59	Total Expenses/Reimbursements	121,257.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,570,794.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	946,899.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	34,803.98
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,552,497.91
Total Funds Collected	3,685,784.27	Total Funds Distributed	3,685,784.24

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	626,871,381.28	626,871,381.28	Beginning Certificate Balance	626,871,381.28
(-) Scheduled Principal Collections	821,208.72	821,208.72	(-) Principal Distributions	946,899.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	125,690.87	125,690.87	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	625,924,481.69	625,924,481.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	628,730,728.79	628,730,728.79	Ending Certificate Balance	625,924,481.69
Ending Actual Collateral Balance	628,110,214.80	628,110,214.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP
2,000,000 or less	9	12,481,298.89	1.99%	52	5.1141	2.217381	1.30 or less	26	278,590,508.76	44.51%	52	5.1108	0.678995
2,000,001 to 3,000,000	11	27,345,422.95	4.37%	52	5.1546	1.455753	1.31 to 1.40	3	27,562,859.30	4.40%	51	4.8704	1.329646
3,000,001 to 4,000,000	7	24,708,639.84	3.95%	53	5.3766	1.469710	1.41 to 1.50	6	51,920,466.18	8.30%	53	5.1697	1.441040
4,000,001 to 5,000,000	3	13,341,369.66	2.13%	52	5.2769	1.620702	1.51 to 1.75	6	114,864,767.09	18.35%	18	5.1592	1.660408
5,000,001 to 6,000,000	4	21,950,565.59	3.51%	54	5.4746	1.673901	1.76 to 2.00	7	23,795,768.60	3.80%	52	5.1469	1.842723
6,000,001 to 7,000,000	3	19,202,349.63	3.07%	52	5.1141	1.365147	2.01 to 2.50	11	97,555,358.23	15.59%	51	4.9522	2.067425
7,000,001 to 9,000,000	4	32,808,371.54	5.24%	52	5.0547	1.134544	2.51 or greater	3	22,321,430.39	3.57%	53	4.6508	2.798735
9,000,001 to 10,000,000	2	18,119,136.76	2.89%	52	5.2535	1.250739	Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
10,000,001 to 15,000,000	7	85,890,614.32	13.72%	51	5.0133	1.450366
15,000,001 to 20,000,000	5	88,666,314.74	14.17%	52	4.9351	1.473435
20,000,001 to 30,000,000	4	105,949,776.10	16.93%	52	5.1349	0.633043
30,000,001 to 50,000,000	1	41,061,888.81	6.56%	50	4.7900	(0.036100)
50,000,001 or greater	2	125,085,409.72	19.98%	21	5.0538	1.841088
Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP
							Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP
Alabama	1	1,365,488.62	0.22%	52	5.2600	1.271300
							Industrial	4	22,058,271.15	3.52%	48	4.9591	0.796974
Alaska	1	5,272,890.92	0.84%	54	5.0950	1.503900
							Lodging	5	104,419,057.57	16.68%	52	5.2099	0.435254
Arizona	3	39,050,769.46	6.24%	53	4.7628	1.534932
							Mixed Use	5	55,347,481.61	8.84%	52	4.9651	1.364740
California	11	106,440,975.72	17.01%	52	5.0366	1.260673
							Mobile Home Park	1	12,147,235.51	1.94%	51	4.8300	1.632400
Colorado	2	9,782,238.51	1.56%	52	5.0081	0.201807
							Multi-Family	4	25,112,466.94	4.01%	50	5.1205	1.940467
Connecticut	1	14,986,483.17	2.39%	51	4.9700	1.442100
							Office	15	92,408,211.81	14.76%	10	5.1383	1.249505
Florida	10	51,304,442.99	8.20%	48	5.3358	1.850792
							Retail	33	256,790,749.19	41.03%	52	5.0520	1.503589
Georgia	2	5,332,023.33	0.85%	51	5.0156	1.495432
							Self Storage	16	48,327,684.79	7.72%	52	4.9848	1.876073
Maine	1	3,108,959.45	0.50%	53	4.9000	1.438400
							Totals	85	625,924,481.69	100.00%	46	5.0738	1.297548
Maryland	2	58,750,000.00	9.39%	51	4.8740	2.023200

Michigan	5	43,520,864.30	6.95%	53	5.1384	1.267886

Nevada	1	3,959,345.42	0.63%	52	5.3300	1.478800

New Jersey	11	51,979,637.57	8.30%	(6)	5.2130	1.679800

New York	3	36,452,793.78	5.82%	36	5.3137	1.483249

North Carolina	1	3,701,079.96	0.59%	53	5.3600	1.207100

Ohio	5	21,521,725.16	3.44%	54	5.3215	1.305184

Pennsylvania	4	77,257,052.70	12.34%	49	4.8303	(0.016314)

Tennessee	1	2,513,531.42	0.40%	53	5.1000	2.000800

Texas	12	47,463,797.19	7.58%	52	5.2277	1.488344

Virginia	4	18,387,492.12	2.94%	53	5.0502	1.272113

Washington, DC	2	14,459,566.78	2.31%	53	5.2600	0.895000

Totals	85	625,924,481.69	100.00%	46	5.0738	1.297548

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	82,613,266.60	13.20%	50	4.6904	1.204693	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	224,723,516.86	35.90%	51	4.8729	1.219495	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	19	139,633,008.91	22.31%	25	5.1806	1.610115	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	17	125,657,303.95	20.08%	53	5.3348	1.334243	49 months or greater	62	616,611,158.55	98.51%	46	5.0737	1.296378
	5.501% to 5.750%	3	35,577,183.28	5.68%	53	5.5892	0.660651	Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
	5.751% to 6.000%	1	3,168,928.14	0.51%	51	5.8620	1.234700
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	1	5,237,950.81	0.84%	53	6.6400	1.124300
	Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP
	60 months or less	62	616,611,158.55	98.51%	46	5.0737	1.296378	Interest Only	2	62,400,000.00	9.97%	51	4.8948	2.018538
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	36,662,631.12	5.86%	52	4.8710	1.373279
	Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548	241 months to 300 months	52	517,548,527.43	82.69%	45	5.1096	1.203861
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,313,323.14	1.49%	51	5.0799	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	447,226,774.23	71.45%	52	5.0460	1.328127
	13 to 24 months	6	83,335,952.26	13.31%	52	5.0577	0.752685
	25 months or greater	2	86,048,432.06	13.75%	7	5.2329	1.657922
	Totals	64	625,924,481.69	100.00%	46	5.0738	1.297548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305950001	Various Various		Various	Actual/360	5.213%	298,167.33	86,772.63	0.00	N/A	05/05/21	--	66,422,182.35	66,335,409.72	05/05/21
2	305950002	Various Rockville		MD	Actual/360	4.874%	246,577.01	0.00	0.00	N/A	02/05/26	--	58,750,000.00	58,750,000.00	11/05/21
3	600931870	LO	Philadelphia	PA	Actual/360	4.790%	169,780.92	99,894.15	0.00	N/A	01/11/26	--	41,161,782.96	41,061,888.81	11/11/21
4	300571517	RT	Shelby Township	MI	Actual/360	4.970%	123,707.36	36,789.53	0.00	N/A	04/06/26	--	28,905,465.10	28,868,675.57	11/06/21
5	305720011	LO	Monterey	CA	Actual/360	5.550%	133,895.05	125,690.87	125,690.87	N/A	04/05/26	--	28,016,400.12	27,890,709.25	11/05/21
6	301741112	Various Horsham		PA	Actual/360	4.750%	111,221.04	34,840.21	0.00	N/A	11/06/25	--	27,191,560.52	27,156,720.31	10/06/21
7	310931984	MU	Oakhurst	CA	Actual/360	4.710%	80,321.44	77,468.63	0.00	N/A	02/11/26	--	19,803,929.38	19,726,460.75	11/11/21
8	301741136	LO	New York	NY	Actual/360	5.300%	100,707.85	32,565.27	0.00	N/A	05/06/26	--	22,066,236.24	22,033,670.97	09/06/20
10	416000228	RT	Orlando	FL	Actual/360	5.300%	90,087.84	26,248.48	0.00	N/A	03/01/26	--	19,739,270.82	19,713,022.34	04/01/20
11	300571514	RT	Tucson	AZ	Actual/360	4.810%	71,966.63	19,955.62	0.00	N/A	04/06/26	--	17,375,083.02	17,355,127.40	11/06/21
12	310931286	MU	Manchester	CT	Actual/360	4.970%	64,240.84	24,032.45	0.00	N/A	02/11/26	--	15,010,515.62	14,986,483.17	11/11/21
13	305950013	Various Various		Various	Actual/360	5.260%	73,664.79	16,832.37	0.00	N/A	04/05/26	--	16,263,536.62	16,246,704.25	11/05/21
14	310932870	RT	Tempe	AZ	Actual/360	4.560%	61,354.17	0.00	0.00	N/A	04/11/26	--	15,625,000.00	15,625,000.00	11/11/21
15	300571523	RT	Perrysburg	OH	Actual/360	5.450%	64,012.13	19,556.94	0.00	N/A	05/06/26	--	13,639,755.48	13,620,198.54	11/06/21
16	310933343	MH	Pacific Palisades	CA	Actual/360	4.830%	50,594.42	17,321.53	0.00	N/A	02/11/26	--	12,164,557.04	12,147,235.51	10/11/21
17	310932181	RT	Sonora	CA	Actual/360	4.810%	49,592.77	17,116.52	0.00	N/A	02/11/26	--	11,973,306.17	11,956,189.65	11/11/21
18	310933486	RT	Lynchburg	VA	Actual/360	4.830%	48,439.48	15,264.63	0.00	N/A	04/11/26	--	11,646,438.47	11,631,173.84	11/11/21
19	301741133	MF	Cape Coral	FL	Actual/360	5.250%	49,482.84	12,363.97	0.00	N/A	02/06/26	--	10,945,512.81	10,933,148.84	11/06/21
20	301741119	MF	Missouri City	TX	Actual/360	4.910%	44,945.15	14,033.00	0.00	N/A	12/06/25	--	10,630,217.77	10,616,184.77	11/06/21
21	305950021	SS	The Colony	TX	Actual/360	5.252%	41,129.97	13,716.16	0.00	N/A	03/07/26	--	9,094,409.34	9,080,693.18	11/07/21
22	410923405	SS	Santa Rosa	CA	Actual/360	4.730%	36,284.60	14,978.99	0.00	N/A	01/01/26	--	8,908,446.78	8,893,467.79	11/01/21
23	301741132	RT	Philadelphia	PA	Actual/360	5.255%	40,949.93	10,986.33	0.00	N/A	02/06/26	--	9,049,429.91	9,038,443.58	11/06/21
24	301741135	OF	Cypress	TX	Actual/360	5.440%	35,096.60	16,230.15	0.00	N/A	05/06/26	--	7,492,157.96	7,475,927.81	03/06/20
25	310933331	LO	Lakewood	CO	Actual/360	5.000%	35,339.19	12,974.76	0.00	N/A	03/11/26	--	8,207,812.49	8,194,837.73	11/11/21
26	310931601	SS	Los Gatos	CA	Actual/360	5.110%	36,324.75	10,965.35	0.00	N/A	04/11/26	--	8,255,103.56	8,244,138.21	11/11/21
27	310933437	IN	Vista	CA	Actual/360	5.100%	29,188.81	8,274.72	0.00	N/A	03/11/26	--	6,646,408.12	6,638,133.40	11/11/21
28	301741134	RT	Homestead	FL	Actual/360	5.095%	28,525.21	8,103.16	0.00	N/A	03/06/26	--	6,501,677.33	6,493,574.17	11/06/21
29	300571522	RT	Sterling Heights	MI	Actual/360	5.450%	28,113.44	8,589.19	0.00	N/A	05/06/26	--	5,990,433.29	5,981,844.10	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	610933726	RT	Apache Junction	AZ	Actual/360	5.150%	26,954.63	7,445.02	0.00	N/A	04/11/26	--	6,078,087.08	6,070,642.06	09/11/21
31	305950031	SS	Ocala	FL	Actual/360	4.750%	22,360.80	8,938.04	0.00	N/A	05/05/26	--	5,466,817.80	5,457,879.76	11/05/21
32	305950032	IN	Anchorage	AK	Actual/360	5.095%	23,187.69	12,220.61	0.00	N/A	05/05/26	--	5,285,111.53	5,272,890.92	11/05/21
33	305950033	LO	Islamorada	FL	Actual/360	6.640%	29,983.34	5,929.63	0.00	N/A	04/05/26	--	5,243,880.44	5,237,950.81	10/05/21
35	310931611	IN	Campbell	CA	Actual/360	5.010%	20,172.40	11,017.31	0.00	N/A	01/11/26	--	4,675,850.41	4,664,833.10	11/11/21
36	300571506	RT	Various	VA	Actual/360	5.490%	23,518.70	5,690.13	0.00	N/A	03/06/26	--	4,974,870.94	4,969,180.81	11/06/21
38	300571504	SS	Columbia	SC	Actual/360	5.150%	20,640.19	5,732.88	0.00	N/A	03/06/26	12/06/25	4,654,222.92	4,648,490.04	11/06/21
40	410932113	SS	Victorville	CA	Actual/360	4.560%	16,587.44	6,374.11	0.00	N/A	01/11/26	--	4,224,306.64	4,217,932.53	11/11/21
41	300571512	RT	Shelby Township	MI	Actual/360	5.750%	20,597.38	5,663.40	0.00	N/A	04/06/26	--	4,159,919.72	4,154,256.32	11/06/21
42	410933094	RT	Las Vegas	NV	Actual/360	5.330%	18,199.34	5,892.65	0.00	N/A	03/11/26	--	3,965,238.07	3,959,345.42	11/11/21
43	300571507	RT	Kinston	NC	Actual/360	5.360%	17,102.56	4,336.49	0.00	N/A	04/06/26	--	3,705,416.45	3,701,079.96	11/06/21
44	410933020	RT	San Antonio	TX	Actual/360	5.250%	16,242.20	4,636.62	0.00	N/A	04/11/26	--	3,592,745.78	3,588,109.16	11/11/21
45	300571519	MU	Glen Falls	NY	Actual/360	5.710%	17,387.93	4,110.34	0.00	N/A	05/06/26	--	3,536,328.05	3,532,217.71	04/06/21
46	300571511	RT	Liberty Township	OH	Actual/360	5.230%	16,438.18	0.00	0.00	N/A	04/06/26	--	3,650,000.00	3,650,000.00	11/06/21
47	301741130	RT	Killeen	TX	Actual/360	5.862%	16,023.26	5,355.63	0.00	N/A	02/06/26	--	3,174,283.77	3,168,928.14	11/06/21
48	305950048	RT	Waterville	ME	Actual/360	4.900%	13,139.12	4,985.20	0.00	N/A	04/05/26	--	3,113,944.65	3,108,959.45	11/05/21
49	410932916	RT	Evans	GA	Actual/360	4.900%	12,127.48	6,972.21	0.00	N/A	02/11/26	--	2,874,189.95	2,867,217.74	11/11/21
50	410931741	RT	Pearland	TX	Actual/360	5.250%	13,218.00	3,773.31	0.00	N/A	04/11/26	--	2,923,797.54	2,920,024.23	11/11/21
51	410933056	SS	Sun Valley	CA	Actual/360	5.150%	12,163.95	4,216.84	0.00	N/A	03/11/26	--	2,742,889.63	2,738,672.79	11/11/21
52	310933861	SS	Los Gatos	CA	Actual/360	5.160%	12,232.96	3,619.67	0.00	N/A	04/11/26	--	2,753,104.88	2,749,485.21	11/11/21
53	410931826	RT	Novi	MI	Actual/360	5.150%	11,116.71	5,794.12	0.00	N/A	04/11/26	--	2,506,742.73	2,500,948.61	11/11/21
54	410932686	RT	Clarksville	TN	Actual/360	5.100%	11,054.43	3,605.21	0.00	N/A	04/11/26	--	2,517,136.63	2,513,531.42	11/11/21
55	410930333	RT	Cornelia	GA	Actual/360	5.150%	10,947.56	3,795.15	0.00	N/A	03/11/26	--	2,468,600.74	2,464,805.59	11/11/21
56	600933382	RT	Sugar Land	TX	Actual/360	5.450%	12,023.87	2,939.51	0.00	N/A	04/11/26	--	2,562,055.76	2,559,116.25	11/11/21
57	300571516	SS	Abilene	TX	Actual/360	4.980%	8,647.80	4,770.98	0.00	N/A	04/06/26	--	2,016,586.67	2,011,815.69	11/06/21
58	610932783	RT	Rockport	TX	Actual/360	5.060%	8,755.56	4,770.54	0.00	N/A	02/11/26	--	2,009,436.26	2,004,665.72	11/11/21
59	416000229	MF	Harrison Township	MI	Actual/360	5.350%	9,297.40	2,987.70	0.00	N/A	03/01/26	--	2,018,127.40	2,015,139.70	11/01/21
60	300571513	RT	Akron	OH	Actual/360	4.630%	6,133.48	2,586.26	0.00	N/A	04/06/26	--	1,538,391.72	1,535,805.46	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	416000230	MF	Columbus	OH	Actual/360	5.350%	7,142.09	2,295.10	0.00	N/A	03/01/26	--	1,550,288.73	1,547,993.63	11/01/21
62	410932672	OF	Parker	CO	Actual/360	5.050%	6,910.50	1,727.60	0.00	N/A	04/11/26	--	1,589,128.38	1,587,400.78	11/11/21
63	410932310	RT	Houston	TX	Actual/360	5.090%	6,631.81	2,045.56	0.00	N/A	02/11/26	--	1,513,056.33	1,511,010.77	11/11/21
64	410933251	SS	Houston	TX	Actual/360	5.080%	6,204.44	1,921.38	0.00	N/A	02/11/26	--	1,418,338.69	1,416,417.31	11/11/21
65	600933250	RT	Florence	AL	Actual/360	5.260%	6,194.23	2,059.42	0.00	N/A	03/11/26	--	1,367,548.04	1,365,488.62	11/11/21
66	410932561	SS	Riverbank	CA	Actual/360	5.360%	5,725.01	1,821.98	0.00	N/A	04/01/26	--	1,240,372.61	1,238,550.63	11/01/21
67	300571515	SS	Trotwood	OH	Actual/360	4.980%	5,019.48	2,769.25	0.00	N/A	04/06/26	--	1,170,496.78	1,167,727.53	11/06/21
68	410932055	SS	Laredo	TX	Actual/360	5.310%	5,091.20	2,534.13	0.00	N/A	03/11/26	--	1,113,438.29	1,110,904.16	11/11/21
Totals							2,738,884.68	946,899.59	125,690.87				626,871,381.28	625,924,481.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	17,165,084.63	1,517,092.22	307,136.64	2,002,501.02	1,165,009.80	0.00
2	6,155,509.78	4,375,212.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,774,207.00	76,501.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,021,120.00	1,269,633.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(836,865.00)	1,661,212.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	(130,210.00)	01/01/21	06/30/21	03/11/21	8,609,565.97	0.00	145,475.88	145,475.88	0.00	0.00
7	2,431,656.94	2,023,639.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	249,101.57	0.00
8	2,440,819.00	2,507,618.00	04/01/19	03/31/20	04/12/21	0.00	48,535.69	132,999.50	1,815,969.46	390,751.94	0.00
10	1,874,851.00	0.00	--	--	01/11/21	0.00	274,532.10	116,091.55	2,148,229.18	121,052.86	0.00
11	1,145,324.77	538,067.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,607,643.08	1,301,234.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	844,464.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,375,201.39	967,555.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,158,568.78	544,327.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,312,387.89	673,332.15	01/01/21	06/30/21	--	0.00	0.00	67,863.57	67,863.57	0.00	0.00
17	565,101.54	516,240.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,252,014.00	819,832.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,412,956.19	794,926.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,059,590.22	941,169.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	731,530.26	601,749.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,182,186.66	992,640.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	798,027.48	640,887.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	887,180.00	0.00	--	--	10/12/21	66,394.18	67,279.62	50,923.12	958,560.97	42,792.94	0.00
25	(302,286.49)	(74,490.98)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	753,411.25	554,189.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	802,757.74	637,890.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	922,829.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	595,608.08	286,250.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	345,086.94	80,915.65	01/01/21	06/30/21	--	0.00	0.00	34,167.26	68,438.59	14,946.52	0.00
31	814,843.08	855,771.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	609,451.70	482,702.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	253,511.64	557,460.07	07/01/20	06/30/21	--	0.00	0.00	35,890.39	35,890.39	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	631,198.00	254,670.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	551,277.15	387,538.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	571,083.95	455,688.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	466,448.82	228,093.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	310,562.00	77,640.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	225,892.40	332,551.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,846.00	0.00	--	--	11/12/21	4,440,000.00	8,690.87	21,454.42	150,382.40	93,356.10	0.00
46	382,200.00	282,900.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	320,948.00	160,474.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	286,575.00	168,305.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	345,808.52	173,527.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	235,509.38	193,479.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	416,484.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	136,702.02	89,689.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	104,334.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	383,255.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	300,965.00	236,679.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	275,227.00	138,144.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	318,764.77	294,991.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	177,287.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	369,923.86	265,682.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	113,733.00	70,260.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	257,715.92	199,173.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	280,251.28	191,231.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	167,466.75	101,001.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	195,672.89	117,202.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	142,654.00	67,273.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	408,503.77	342,942.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	237,591.04	102,984.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	171,290.42	89,126.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	58,344,878.71	35,681,276.11				30,281,044.78	1,916,130.50	912,002.34	7,393,311.46	2,077,011.73	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	1	6,070,642.06	0	0.00	4	52,754,838.83	0	0.00	2	34,632,648.12	0	0.00	0	0.00	0	0.00	5.073777%	4.993081%	46
10/18/21	0	0.00	1	6,078,087.08	4	52,833,993.07	0	0.00	2	34,683,718.48	0	0.00	0	0.00	0	0.00	5.073832%	4.981971%	47
09/17/21	1	6,086,366.08	0	0.00	4	52,920,608.91	0	0.00	2	34,739,278.91	0	0.00	0	0.00	0	0.00	5.073795%	4.981943%	48
08/17/21	1	6,093,741.68	0	0.00	4	52,999,002.97	0	0.00	2	34,789,895.16	0	0.00	0	0.00	1	21,209,496.09	5.073755%	4.981913%	49
07/16/21	1	6,101,084.71	0	0.00	5	80,844,618.89	0	0.00	3	38,389,387.98	1	27,767,581.36	0	0.00	0	0.00	5.079282%	4.981737%	48
06/17/21	2	33,445,900.18	0	0.00	5	80,972,812.63	0	0.00	2	30,890,315.65	0	0.00	1	33,847.59	0	0.00	5.079293%	4.981742%	49
05/17/21	1	6,116,539.92	0	0.00	5	81,088,283.84	0	0.00	2	30,928,428.28	0	0.00	1	53,382.72	0	0.00	5.079282%	4.981731%	50
04/16/21	0	0.00	1	6,124,654.59	6	148,231,831.48	0	0.00	1	27,408,312.07	0	0.00	1	815,690.24	0	0.00	5.079322%	4.981751%	51
03/17/21	2	11,419,159.35	1	27,442,127.40	6	149,241,782.41	0	0.00	1	27,442,127.40	0	0.00	0	0.00	0	0.00	5.034497%	4.936700%	52
02/18/21	2	33,628,300.81	1	67,159,909.93	5	82,341,289.68	0	0.00	1	27,486,640.78	1	41,768,943.99	0	0.00	0	0.00	5.034621%	4.929066%	53
01/15/21	2	73,391,789.44	0	0.00	5	82,450,390.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034703%	4.929153%	54
12/17/20	1	6,155,891.48	2	25,982,721.51	4	98,083,898.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.045704%	4.949376%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305950001	05/05/21	5	5	307,136.64	2,002,501.02	1,701,076.35	67,030,270.88	06/07/19	3	02/14/20
6	301741112	10/06/21	0	B	145,475.88	145,475.88	61,448.50	27,191,560.52	11/14/19	7			01/21/21
8	301741136	09/06/20	13	6	132,999.50	1,815,969.46	414,792.00	22,501,871.50	12/16/20	1
10	416000228	04/01/20	18	6	116,091.55	2,148,229.18	243,509.45	20,360,842.23	10/05/18	13
16	310933343	10/11/21	0	A	67,863.57	67,863.57	0.00	12,164,557.04
24	301741135	03/06/20	19	6	50,923.12	958,560.97	355,993.63	7,746,947.49	04/06/20	7			06/01/21
30	610933726	09/11/21	1	1	34,167.26	68,438.59	14,946.52	6,086,366.08
33	305950033	10/05/21	0	B	35,890.39	35,890.39	0.00	5,243,880.44
45	300571519	04/06/21	6	6	21,454.42	150,382.40	174,034.08	3,562,234.19	06/15/20	2
Totals					912,002.34	7,393,311.46	2,965,800.53	171,888,530.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		66,335,410	0	66,335,410		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		27,156,720	0	0		27,156,720
49 - 60 Months		532,432,352	473,606,871	51,349,553		7,475,928
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	625,924,482	473,606,871	6,070,642	0	111,614,321	34,632,648
Oct-21	626,871,381	474,345,558	0	6,078,087	111,764,017	34,683,718
Sep-21	627,762,410	475,007,442	6,086,366	0	111,929,323	34,739,279
Aug-21	628,576,212	475,614,976	6,093,742	0	112,077,599	34,789,895
Jul-21	650,529,384	448,271,478	6,101,085	0	157,767,433	38,389,388
Jun-21	651,448,718	448,891,607	6,109,265	0	165,557,530	30,890,316
May-21	652,316,659	449,491,005	6,116,540	0	165,780,685	30,928,428
Apr-21	653,281,601	450,106,071	0	6,124,655	169,642,564	27,408,312
Mar-21	654,819,133	445,278,664	11,419,159	0	170,679,183	27,442,127
Feb-21	655,751,530	472,622,030	6,141,660	67,159,910	82,341,290	27,486,641
Jan-21	656,466,116	500,623,936	73,391,789	0	82,450,390	0
Dec-20	662,127,694	531,905,183	6,155,891	25,982,722	98,083,898	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305950001	66,335,409.72	67,030,270.88	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	293
5	305720011	27,890,709.25	27,890,709.25	103,500,000.00	08/11/20	930,261.00	0.41770	06/30/21	04/05/26	292
6	301741112	27,156,720.31	27,191,560.52	21,250,000.00	12/02/20	(278,737.00)	(0.42400)	06/30/21	11/06/25	293
8	301741136	22,033,670.97	22,501,871.50	27,100,000.00	01/22/21	2,269,681.00	1.41910	03/31/20	05/06/26	293
10	416000228	19,713,022.34	20,360,842.23	25,500,000.00	12/03/20	1,783,574.00	1.58430	12/31/17	03/01/26	293
24	301741135	7,475,927.81	7,746,947.49	9,600,000.00	06/15/21	785,144.00	1.27470	12/31/19	05/06/26	293
45	300571519	3,532,217.71	3,562,234.19	4,440,000.00	08/13/21	329,596.00	1.27760	12/31/19	05/06/26	293
Totals		174,137,678.11	176,284,436.06	322,390,000.00		11,666,495.00

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305950001	Various	Various	06/07/19	3

The loan transferred to the Special Servicer on 6/7/19 for payment default and remains in payment default at this time. The loan is secured by 13 buildings in New Jersey (11 properties), New York (1 property), and Florida (1 property). At

	origination, more than half of the portfolio was leased directly to or to affiliates of the Sponsor. Borrowers filed Ch. 11 Bankruptcy on 2/14/20.

5	305720011	LO	CA	06/16/20	8
	Special Servicer comments are not available for this cycle.

6	301741112	Various	PA	11/14/19	7
	Special Servicer comments are not available for this cycle.

8	301741136	LO	NY	12/16/20	1

The Property is a 57-room, 9-story, full-service boutique hotel built in 2011 located in the Nolita neighborhood of downtown Manhattan, NY. Amenities include a business center, ground floor restaurant and rooftop bar. The file transferred SS on

12/16 /2020 due to payment default as a result of COVID-19. Counsel has been engaged to begin enforcement actions. Due to the Moratorium in NYC, Lender is unable to file foreclosure at this time. Discussions with Borrower are ongoing.

10	416000228	RT	FL	10/05/18	13

Loan was transferred to Special Servicing on 10/5/2018 for Delinquent Payments. Delinquent Payments were attributed to one of the Property’s anchors, Toys R Us (59k sf, 49% NRA), vacating following their 9/2017 BKfiling. In 12/2019, Lender conditionally approved a new lease and SNDA with Burlington for the former Toys R Us space. Loan is secured by a 120,723 sf, two-building shopping center located in Orlando, FL. Tenants include: T1 - Burlington (59k sf, 49% NRA, 10/29

LXP), T2 - Dick's Sporting Goods (50k sf, 41% NRA, 1/23 LXP), and T3 - Mattress One (3.2k sf, 3% NRA, MTM). Foreclosure was filed on 9/18/2019. Loan is cash managed. Negotiations with the Borrower will be dual-tracked with

	foreclosure.

24	301741135	OF	TX	04/06/20	7
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
45	300571519	MU	NY	06/15/20	2

Loan transferred due to 60+ days delinquent. The Property is a 40K SF mixed use mid-rise property located in Glen Falls NY, consisting of a 4 story building originally constructed in 1890 and renovated in 2014. Borrower initially requested short term Covid relief as retail collections dropped to $0.00, but retail has now recommenced payments of rent. Borrower has offered a deed-in-lieu and Lender is working towards transfer of property. As of 8/13/21 property is 78% occupied.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	600931870	41,768,944.00	4.79000%	41,768,944.00	4.79000%	8	08/07/20	08/07/20	02/11/21
5	305720011	0.00	5.55000%	0.00	5.55000%	2	06/30/21	05/05/21	--
8	301741136	22,596,083.29	5.30000%	22,562,609.54	5.30000%	10	04/01/20	04/01/20	07/13/20
25	310933331	6,749,391.64	5.00000%	6,749,391.64	5.00000%	10	07/31/20	08/11/20	09/11/20
33	305950033	5,228,943.58	6.64000%	5,228,943.58	6.64000%	10	07/20/20	05/20/20	08/11/20
Totals		76,343,362.51		76,309,888.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	300571505 08/17/21	21,323,736.95	39,970,000.00	22,138,194.64	512,490.27	22,138,194.64	21,625,704.37	87,058.73	0.00	0.00	87,058.73	0.38%
37	416000231 07/17/20	4,572,897.76	4,300,000.00	2,493,020.10	2,455,010.09	2,493,020.10	38,010.01	4,534,887.75	0.00	42,780.62	4,492,107.13	92.62%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		25,896,634.71	44,270,000.00	24,631,214.74	2,967,500.36	24,631,214.74	21,663,714.38	4,621,946.48	0.00	42,780.62	4,579,165.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/21	0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(11,849.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(11,820.37)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(11,573.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(11,544.93)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11,516.14)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(11,487.42)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(11,458.77)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(11,430.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(11,510.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(11,482.10)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(11,453.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(11,424.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(11,396.41)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(11,367.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(11,337.22)	0.00	0.00	0.00	0.00	0.00	0.00
9	300571505	08/17/21	0.00	0.00	87,058.73	0.00	0.00	87,058.73	0.00	0.00	87,058.73
37	416000231	02/18/21	0.00	0.00	4,492,107.13	0.00	0.00	(43,753.62)	0.00	0.00	4,492,107.13
		08/17/20	0.00	0.00	4,535,860.75	0.00	0.00	973.00	0.00	0.00
		07/17/20	0.00	0.00	4,534,887.75	0.00	0.00	4,534,887.75	0.00	0.00
Current Period Totals			0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(184,534.01)	4,579,165.86	0.00	0.00	4,579,165.86	0.00	0.00	4,579,165.86

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,299.22	0.00	0.00	76,979.68	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	6,031.31	0.00	1,338.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	5,853.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	185.00	0.00
8	0.00	0.00	4,750.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,249.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	94.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	310.73	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.00	0.00
Total	0.00	0.00	42,184.07	0.00	1,338.95	77,290.41	0.00	0.00	0.00	0.00	444.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		121,257.43

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Supplemental Notes
None

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